Financial risk management (Details) - Schedule of level 3 inputs are unobservable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Financial risk management (Details) - Schedule of level 3 inputs are unobservable [Line Items]
Cash and cash equivalents	$ 1,964	$ 2,900
Restricted cash	4,139	4,078
Level 2 [Member]
Financial risk management (Details) - Schedule of level 3 inputs are unobservable [Line Items]
Trade and other receivables	11,552	8,208
Derivative instruments	991	2,162
Metals contract liability	30,989	40,905
Amortized cost [Member]
Financial risk management (Details) - Schedule of level 3 inputs are unobservable [Line Items]
Glencore pre-payment facility		1,451
Promissory note	2,500	5,000
Government loan	222	4,499
RoyCap convertible debenture	$ 9,621	$ 8,665